Investment Strategy - Emerging Markets Equity Fund	Dec. 31, 2025
Prospectus [Line Items]
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	The Fund considers emerging markets to include those markets included in the MSCI Emerging Markets Index. As of March 31, 2026, the MSCI Emerging Markets Index consisted of 1,204 constituents, representing the following 24 emerging markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund invests mainly (at least, and typically more than, 80% of its net assets, plus borrowings for investment purposes, if any) in equity securities that are economically tied to emerging markets.